Valuation results and net trading income (Tables)	6 Months Ended
Jun. 30, 2026
Valuation Results and Net Trading Income [Abstract]
Summary of valuation results and net trading income

Valuation results and net trading income
in EUR million	30 June 2026	30 June 2025
Securities trading results	2,573	2,194
Derivatives trading results	-1,810	-1,169
Other trading results	-141	165
Change in fair value of derivatives relating to
– fair value hedges	-149	671
– cash flow hedges (ineffective portion)	15	4
– other non-trading derivatives	-54	-1,669
Change in fair value of assets and liabilities (hedged items)	122	-667
Valuation results on assets and liabilities designated and mandatory at FVPL (excluding trading)	-85	55
Foreign exchange transactions results	128	3,190
	599	2,773